Income Taxes	12 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
Income taxes

Note 7 — Income taxes

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

Cayman Islands

Smart Digital Group Limited is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the entity is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Singapore

In accordance with the relevant tax laws and regulations of Singapore, a company registered in Singapore is subject to income taxes within Singapore at the applicable tax rate on taxable income. From year of assessment of 2020 onwards, 75% exemption on the first SG$10,000 of normal chargeable income and a further 50% exemption on the nest SG$190,000 of normal chargeable income. The prevailing corporate income tax rate is 17%.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. From year of assessment of 2018/2019 onwards, Hong Kong profit tax rate is 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000.

Macau

In accordance with the relevant tax laws and regulations of Macau, a company registered in Macau is subject to income taxes within Macau at the applicable tax rate on taxable income. From year of assessment of 2014 onwards, the exemption of annual assessable profits is MOP600,000 and profit tax rate is 12% on any part of assessable profits over MOP600,000.

PRC

Generally, the Company’s subsidiaries that are considered PRC resident enterprises under PRC tax law, are subject to enterprise income tax on their worldwide taxable income as determined under PRC tax laws and accounting standards at a rate of 25%.

The income tax (benefit) expenses consisted of the following components:

	For the years ended September 30,
	2025	2024	2023

Current income tax expenses	$341,852	$253,345	$265,877
Deferred income tax expenses	(455,788)	101,123	5,813
Total income tax (benefit) expenses	$(113,936)	$354,468	$271,690

A reconciliation of the Company’s Macau statutory tax rate to the effective income tax rate during the periods is as follows:

	For the years ended September 30,
	2025	2024	2023

Income tax expense with Macau statutory tax rate	12.0%	12.0%	12.0%
Differential income tax rates applicable to certain entities comprising the Company	(11.84)%	7.75%	1.0%
Tax effect of preferential tax treatments	0.14%	(4.16)%	(1.0)%
Effect of non-deductible expenses	(0.00)%	1.69%	—%
Effective income tax rate	0.30%	17.28%	12.0%

The tax effects of temporary differences that give rise to the deferred tax assets balances as of September 30, 2025 and 2024 are as follows:

	As of September 30, 2025	As of September 30, 2024
Deferred tax assets:
Provision for bad debt	$557,556	$56,675
Net operating losses carried forward	—	43,331
Deferred tax assets	$557,556	$100,006

As of September 30, 2025, the Company had net operating loss carry forwards of $57,082 from its subsidiaries in the PRC, which expire starting in 2028. The Company evaluates its valuation allowance requirements at end of each reporting period by reviewing all available evidence, both positive and negative, and considering whether, based on the weight of that evidence, a valuation allowance is needed. When circumstances cause a change in management’s judgement about the realizability of deferred tax assets, the impact of the change on the valuation allowance is generally reflected in income from operations. The future realization of the tax benefit of an existing deductible temporary difference ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryforward period available under applicable tax law. As of September 30, 2025 and 2024, the Company did not provide valuation allowance against the deferred tax assets based upon management’s assessment as to their realization.

Uncertain tax positions

As of September 30, 2025 and 2024, the Company had no significant uncertain tax positions that qualify for either recognition or disclosure in the consolidated financial statements. As of September 30, 2025, income tax returns for the tax years ended December 31, 2019 through 2023 remain open for statutory examination by PRC tax authorities.

The uncertain tax positions are related to tax years that remain subject to examination by the relevant tax authorities. Based on the outcome of any future examinations, or as a result of the expiration of statute of limitations for specific jurisdictions, it is reasonably possible that the related unrecognized tax benefits for tax positions taken regarding previously filed tax returns, might materially change from those recorded as liabilities for uncertain tax positions in the Company’s consolidated financial statements as of September 30, 2025 and 2024. In addition, the outcome of these examinations may impact the valuation of certain deferred tax assets (such as net operating losses) in future periods. The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits, if any, as a component of income tax expense. The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100,000 (approximately $13,800) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.